Equity-Based Compensation - Incentive Plan Award Activity Table (details) (Incentive Plan [Member], USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Unit Value Right [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units outstanding at beginning of year	14,691
Vested	(14,691)	[1]
Units outstanding at end of year	0
Weighted average intrinsic per-unit value	$ 65.24	[2]	$ 65.24	[3]
Unit Appreciation Right [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units outstanding at beginning of year	75,369
Vested	(75,369)	[1]	(60,678)
Units outstanding at end of year	0		75,369
Weighted average intrinsic per-unit value	$ 2,690.47	[2]	$ 579.54	[3]
Distribution Equivalent Right [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units outstanding at beginning of year	75,369
Vested	(75,369)	[1]	(3,334)
Units outstanding at end of year	0		75,369
Weighted average intrinsic per-unit value	$ 11.93	[2]	$ 0.00	[3]

[1]	UARs and DERs remained outstanding upon vesting until they were settled in cash, forfeited, or expired. As of December 31, 2011, 60,678 of the outstanding UARs and 3,334 of the DERs were vested.
[2]	As discussed above, all awards then outstanding under the Incentive Plan were settled upon the closing of WGP’s IPO.
[3]	The DERs had no attributed value since WES GP had not declared or paid distributions.